Third Quarter Report
November 30, 2022 (Unaudited)
Columbia Global Value Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Global Value Fund, November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Australia 1.7%
Northern Star Resources Ltd.	1,903,025	13,933,472
Canada 3.4%
Alimentation Couche-Tard, Inc.	307,208	13,995,247
Cameco Corp.	377,336	9,199,451
West Fraser Timber Co., Ltd.	68,728	5,376,025
Total		28,570,723
Finland 1.2%
UPM-Kymmene OYJ	285,678	10,487,636
France 4.1%
AXA SA	685,323	19,373,096
BNP Paribas SA	260,950	14,663,303
Total		34,036,399
Hong Kong 0.9%
WH Group Ltd.	12,771,593	7,483,085
Japan 6.9%
Daiwabo Holdings Co., Ltd.	670,800	10,702,190
ITOCHU Corp.	491,200	15,427,159
ORIX Corp.	809,201	13,110,809
Takeda Pharmaceutical Co., Ltd.	636,128	18,704,219
Total		57,944,377
Netherlands 3.5%
ING Groep NV	1,047,186	12,699,042
Shell PLC	571,099	16,713,665
Total		29,412,707
Puerto Rico 0.7%
Popular, Inc.	81,657	5,962,594
Russian Federation —%
Lukoil PJSC(a),(b),(c)	48,225	—
Singapore 1.9%
BW LPG Ltd.	493,939	4,404,460
Venture Corp., Ltd.	917,200	11,776,205
Total		16,180,665
Common Stocks (continued)
Issuer	Shares	Value ($)
South Korea 1.7%
Hyundai Home Shopping Network Corp.	77,381	2,934,922
Youngone Corp.	299,871	10,926,409
Total		13,861,331
Spain 0.5%
Endesa SA	228,099	4,220,918
United Kingdom 5.9%
BP PLC, ADR	361,865	12,990,953
BT Group PLC	3,420,543	5,033,368
DCC PLC	74,928	3,990,095
John Wood Group PLC(d)	1,245,774	1,963,922
Just Group PLC	6,205,213	5,590,226
TP Icap Group PLC	4,361,487	9,199,194
Vodafone Group PLC	9,793,118	10,847,478
Total		49,615,236
United States 66.4%
AbbVie, Inc.	119,959	19,334,992
Ameren Corp.	203,885	18,211,008
American Electric Power Co., Inc.	165,713	16,041,018
AT&T, Inc.	742,066	14,307,033
Bank of America Corp.	517,351	19,581,735
Boston Scientific Corp.(d)	249,363	11,288,663
Broadcom, Inc.	31,959	17,610,368
Cisco Systems, Inc.	346,375	17,221,765
ConocoPhillips Co.	161,332	19,926,115
Constellation Brands, Inc., Class A	50,354	12,958,602
Discover Financial Services	110,381	11,960,885
Electronic Arts, Inc.	84,568	11,059,803
Elevance Health, Inc.	24,848	13,241,996
Eli Lilly & Co.	29,546	10,963,930
Extra Space Storage, Inc.	48,934	7,863,204
Exxon Mobil Corp.	254,968	28,388,137
Hershey Co. (The)	64,347	15,132,484
Hilton Worldwide Holdings, Inc.	44,960	6,412,195
Home Depot, Inc. (The)	28,191	9,133,602
Invitation Homes, Inc.	243,849	7,956,793
2	Columbia Global Value Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Global Value Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Jazz Pharmaceuticals PLC(d)	71,328	11,192,077
Johnson & Johnson	137,102	24,404,156
MasTec, Inc.(d)	76,665	6,963,482
MetLife, Inc.	231,888	17,785,810
Morgan Stanley	185,871	17,299,014
Primo Water Corp.	348,814	5,458,939
Procter & Gamble Co. (The)	157,757	23,531,034
Quotient Ltd.(d)	12,226	9,292
Raytheon Technologies Corp.	145,245	14,338,586
Republic Services, Inc.	74,010	10,308,853
S&P Global, Inc.	30,712	10,835,194
ServiceNow, Inc.(d)	21,930	9,129,459
State Street Corp.	180,438	14,375,495
Target Corp.	87,824	14,672,756
TE Connectivity Ltd.	93,985	11,853,388
Trane Technologies PLC	73,065	13,036,257
Union Pacific Corp.	60,484	13,151,036
United Parcel Service, Inc., Class B	74,368	14,109,841
UnitedHealth Group, Inc.	45,875	25,128,490
Common Stocks (continued)
Issuer	Shares	Value ($)
Zoetis, Inc.	63,147	9,733,479
Total		555,910,966
Total Common Stocks (Cost $727,067,976)		827,620,109

Exchange-Traded Equity Funds 0.5%
	Shares	Value ($)
United States 0.5%
iShares Russell 1000 Value ETF	26,765	4,255,368
Total Exchange-Traded Equity Funds (Cost $3,985,213)		4,255,368

Money Market Funds 0.5%

Columbia Short-Term Cash Fund, 3.989%(e),(f)	3,869,775	3,868,227
Total Money Market Funds (Cost $3,867,788)		3,868,227
Total Investments in Securities (Cost $734,920,977)		835,743,704
Other Assets & Liabilities, Net		1,958,584
Net Assets		$837,702,288

Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,676,000 AUD	2,896,825 USD	Morgan Stanley	12/07/2022	—	(277,774)
4,043,000 CAD	2,895,866 USD	Morgan Stanley	12/07/2022	—	(110,045)
5,086,000 CHF	5,080,345 USD	Morgan Stanley	12/07/2022	—	(298,550)
11,297,000 EUR	10,959,388 USD	Morgan Stanley	12/07/2022	—	(801,825)
3,978,000 GBP	4,466,186 USD	Morgan Stanley	12/07/2022	—	(329,306)
2,615,845,000 JPY	18,012,204 USD	Morgan Stanley	12/07/2022	—	(944,836)
55,176,000 NOK	5,608,634 USD	Morgan Stanley	12/07/2022	4,676	—
49,752,000 SEK	4,417,333 USD	Morgan Stanley	12/07/2022	—	(322,116)
5,263,000 SGD	3,867,711 USD	Morgan Stanley	12/07/2022	—	(89)
3,178,068 USD	4,676,000 AUD	Morgan Stanley	12/07/2022	—	(3,469)
2,934,140 USD	4,043,000 CAD	Morgan Stanley	12/07/2022	71,770	—
5,377,913 USD	5,086,000 CHF	Morgan Stanley	12/07/2022	982	—
11,756,175 USD	11,297,000 EUR	Morgan Stanley	12/07/2022	5,037	—
4,794,771 USD	3,978,000 GBP	Morgan Stanley	12/07/2022	721	—
18,955,572 USD	2,615,845,000 JPY	Morgan Stanley	12/07/2022	1,468	—
5,199,887 USD	55,176,000 NOK	Morgan Stanley	12/07/2022	404,071	—
11,596,229 USD	20,946,000 NZD	Morgan Stanley	12/07/2022	1,603,975	—
4,751,264 USD	49,752,000 SEK	Morgan Stanley	12/07/2022	—	(11,815)
3,660,181 USD	5,263,000 SGD	Morgan Stanley	12/07/2022	207,619	—
9,793,000 AUD	6,668,539 USD	Morgan Stanley	01/18/2023	7,559	—
5,441,000 CHF	5,785,355 USD	Morgan Stanley	01/18/2023	—	(1,048)
8,684,000 EUR	9,071,697 USD	Morgan Stanley	01/18/2023	—	(1,120)
1,370,000 GBP	1,653,826 USD	Morgan Stanley	01/18/2023	—	(170)
Columbia Global Value Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Global Value Fund, November 30, 2022 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,735,397,000 JPY	19,934,858 USD	Morgan Stanley	01/18/2023	—	(4,143)
7,440,984 USD	9,989,000 CAD	Morgan Stanley	01/18/2023	—	(9,217)
7,445,041 USD	77,707,000 SEK	Morgan Stanley	01/18/2023	—	(19,370)
4,134,802 USD	5,624,000 SGD	Morgan Stanley	01/18/2023	—	(495)
Total				2,307,878	(3,135,388)
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2022, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(b)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At November 30, 2022, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/27/2022	48,225	4,239,605	—

(c)	Valuation based on significant unobservable inputs.
(d)	Non-income producing investment.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2022.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.989%
	11,225,219	78,311,844	(85,669,471)	635	3,868,227	(1,696)	95,406	3,869,775
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Global Value Fund | Third Quarter Report 2022

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